As filed with the Securities and Exchange Commission on February 27, 2009

File No. 333-157062

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☒  Pre-Effective Amendment No. 1

☐  Post-Effective Amendment No.

NUVEEN INVESTMENT TRUST II

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (800) 257-8787

Kevin J. McCarthy

Vice President and Secretary

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603	Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED:    Shares of Beneficial Interest (par value $0.01 per share) of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s previously filed initial Registration Statement filed on Form N-14 on January 30, 2009. This Pre-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of the initial Registration Statement on Form N-14 under the Securities Act of 1933, as filed with the Commission on January 30, 2009.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, and State of Illinois, on the 27th day of February, 2009.

NUVEEN INVESTMENT TRUST II

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)	February 27, 2009

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)	February 27, 2009

ROBERT P. BREMNER*	Chairman and Trustee

JOHN P. AMBOIAN*	Trustee

JACK B. EVANS*	Trustee

WILLIAM C. HUNTER*	Trustee

DAVID J. KUNDERT*	Trustee	By /s/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact February 27, 2009
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*

An original power of attorney authorizing, among others, Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is incorporated by reference herein to Exhibit 16 of the Registrant’s initial filing on Form N-14 as filed on January 30, 2009.